Goodwill (Tables)	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill by segment
The following table summarizes changes in goodwill by segment for the periods indicated (in thousands):

	Crude Oil Logistics	Water Solutions	Liquids	Refined Products and Renewables	Total
	(in thousands)
Balances at March 31, 2016	$579,846	$290,915	$266,046	$51,127	$1,187,934
Revisions to acquisition accounting	—	(1,110)	—	—	(1,110)
Acquisitions	—	9,803	—	—	9,803
Adjustment to initial impairment estimate	—	124,662	—	—	124,662
Balances at March 31, 2017	579,846	424,270	266,046	51,127	1,321,289
Revisions to acquisition accounting (Note 4)	—	195	—	—	195
Impairment	—	—	(116,877)	—	(116,877)
Balances at March 31, 2018	$579,846	$424,465	$149,169	$51,127	$1,204,607